REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 98.9%
	FIXED INCOME - 98.9%
117,757	American High-Income Trust, Class F-3	$ 1,126,940
159,407	BlackRock High Yield Bond Portfolio, Institutional Class	1,125,412
125,662	Federated Hermes Institutional High Yield Bond Fund, Institutional Class	1,104,566
1,125	Janus Henderson High-Yield Fund, Class I	8,156
177,121	Lord Abbett High Yield Fund, Class I	1,126,493
864	MainStay MacKay High Yield Corporate Bond Fund, Class I	4,466
977	PIMCO High Yield Fund, Institutional Class	7,777
135,467	Principal High Income Fund, Institutional Class	1,114,895
800	Putnam High Yield Fund, Class Y	4,552
206,350	Vanguard High-Yield Corporate Fund, Admiral Class	1,110,161
	TOTAL OPEN END FUNDS (Cost $6,444,248)	6,733,418

	SHORT-TERM INVESTMENTS — 0.0%*
	MONEY MARKET FUNDS - 0.0% *
329	Vanguard Cash Reserves Federal Money Market Fund, Admiral Shares, 5.29%(a)	329
	TOTAL SHORT-TERM INVESTMENTS (Cost $329)	329

	TOTAL INVESTMENTS - 98.9% (Cost $6,444,577)	$ 6,733,747
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	74,499
	NET ASSETS - 100.0%	$ 6,808,246

*	Less than 0.05%.

(a)	Rate disclosed is the seven day effective yield as of March 31, 2024.